Accounts Payable and Accrued Expenses and Accounts payable Related Party (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Accrued expenses	$ 305,666	$ 241,960	$ 385,776
Accounts payable	339,371	324,754	375,774
Accrued legal costs	343,588	349,726	253,901
Accrued salary and payroll taxes	1,143	134,152	50,228
Total	$ 989,768	$ 1,050,592	$ 1,065,679